Statement of Changes in Stockholders’ Deficit (unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jan. 24, 2022
Balance (in Shares) at Jan. 24, 2022
Issuance of founder shares	$ 7,500			7,500
Issuance of founder shares (in Shares)	7,500,000
Issuance of common shares to settle convertible debt
Net loss			(176,648)	(176,648)
Balance at Mar. 31, 2022	$ 7,500		(176,648)	(169,148)
Balance (in Shares) at Mar. 31, 2022	7,500,000
Balance at Jan. 24, 2022
Balance (in Shares) at Jan. 24, 2022
Issuance of founder shares	$ 7,950			$ 7,950
Issuance of founder shares (in Shares)	7,950,000
Issuance of common shares from exercise of warrants (in Shares)
Equity-based compensation - options, restricted stock and RSUs	$ 244	927,805		$ 928,049
Equity-based compensation - options, restricted stock and RSUs (in Shares)	243,875
Issuance of placement agent warrants		51,621		51,621
Issuance of investor warrants		175,559		175,559
Net loss			(6,714,329)	(6,714,329)
Balance at Dec. 31, 2022	$ 8,194	1,154,985	(6,714,329)	(5,551,150)
Balance (in Shares) at Dec. 31, 2022	8,193,875
Issuance of common shares in initial public offering, net of offering costs	$ 1,400	5,407,175		5,408,575
Issuance of common shares in initial public offering, net of offering costs (in Shares)	1,400,000
Issuance of common shares to settle convertible debt	$ 1,140	1,139,560		1,140,700
Issuance of common shares to settle convertible debt (in Shares)	1,140,700
De-recognition of derivative liabilities		4,596,039		4,596,039
Issuance of common shares from exercise of warrants	$ 250	249,750		$ 250,000
Issuance of common shares from exercise of warrants (in Shares)	250,000
Issuance of common shares to settle asset purchase obligation	$ 600	2,999,400		$ 3,000,000
Issuance of common shares to settle asset purchase obligation (in Shares)	600,000
Issuance of restricted common shares for prepaid consulting services	$ 77	108,199		108,276
Issuance of restricted common shares for prepaid consulting services (in Shares)	77,340
Equity-based compensation - options, restricted stock and RSUs	$ 61	286,335		286,396
Equity-based compensation - options, restricted stock and RSUs (in Shares)	60,839
Net loss			(5,173,574)	(5,173,574)
Balance at Mar. 31, 2023	$ 11,722	$ 15,941,443	$ (11,887,903)	$ 4,065,262
Balance (in Shares) at Mar. 31, 2023	11,722,754